SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Schedule of Stock Option Activity [Table Text Block]
				Weighted
				average
		Weighted		remaining
		average	Weighted	contractual
	Number of	exercise	average fair	life (in
	options	price ($Cdn)	value ($Cdn)	years)
Closing Balance, December 31, 2020	1,040,000	0.065	0.065	3.49
Closing Balance, December 31, 2021	1,040,000	0.065	0.065	2.49
Closing Balance, December 31, 2022	1,040,000	0.065	0.065	1.49